Document and Entity Information Statement	Apr. 13, 2021
Document Type	8-K
Document Period End Date	Apr. 13, 2021
Entity Registrant Name	TELEPHONE AND DATA SYSTEMS, INC.
Entity Central Index Key	0001051512
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14157
Entity Tax Identification Number	36-2669023
Entity Address, Address Line One	30 North LaSalle Street, Suite 4000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	(312)
Local Phone Number	630-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Common Shares
Title of 12(b) Security	Common Shares, $.01 par value
Trading Symbol	TDS
Security Exchange Name	NYSE
Depositary Shares each representing a 1/1000th interest in a share of 6.625% Series UU Cumulative Redeemable Perpetual Preferred Stock, $.01 par value
Title of 12(b) Security	Depositary Shares each representing a 1/1000th interest in a share of 6.625% Series UU Cumulative Redeemable Perpetual Preferred Stock, $.01 par value
Trading Symbol	TDSPrU
Security Exchange Name	NYSE
6.625% Senior Notes
Title of 12(b) Security	6.625% Senior Notes due 2045
Trading Symbol	TDI
Security Exchange Name	NYSE
6.875% Senior Notes
Title of 12(b) Security	6.875% Senior Notes due 2059
Trading Symbol	TDE
Security Exchange Name	NYSE
7.0% Senior Notes
Title of 12(b) Security	7.000% Senior Notes due 2060
Trading Symbol	TDJ
Security Exchange Name	NYSE
5.875% Senior Notes
Title of 12(b) Security	5.875% Senior Notes due 2061
Trading Symbol	TDA
Security Exchange Name	NYSE